Balance Sheet Components (Details) - Schedule of Prepaid and Other Current Assets - USD ($)	Sep. 30, 2024	Jan. 15, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid expenses	$ 258,178		$ 177,027
iFree - inventory purchase deposit	5,000,000	$ 5,000,000
Production deposit	336,643		336,643
Other current assets	24,079
Total	$ 5,618,900		$ 513,670	$ 124,886